UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-21072

Exact name of registrant
    as specified in charter:            World Insurance Trust

Address of principal
    executive offices:                  8730 Stony Point Parkway
                                        Suite 205
                                        Richmond, VA 23235

Name and address
    of agent for service:               Thomas S. Harman, Esq.
                                        Morgan, Lewis, Bockius
                                        1111 Pennsylvania Avenue, Northwest
                                        Washington, D.C. 20004


Registrant's telephone number,
         including area code:           (800) 527-9525

Date of fiscal year end:                December 31

Date of reporting period:               December 31


Item #1.  Reports to Stockholders.

Investment Adviser:

   CSI Capital Management, Inc.
     445 Bush Street, 5th Floor
     San Francisco, California 94108-3725

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller and Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to CSI Equity Portfolio's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

                         Annual Report to Shareholders



                             CSI EQUITY PORTFOLIO

      A series of The World Insurance Trust A "Series" Investment Company

                              For the Year Ended
                               December 31, 2005

CSI EQUITY PORTFOLIO
ANNUAL REPORT DECEMBER 31, 2005

Dear Shareholders:

There was certainly no shortage of meaningful issues impacting the financial markets in 2005; federal budget deficits have been further bloated by the continuing war in Iraq, natural disasters of historic proportions displaced thousands from their homes, energy prices rose to levels never before seen, and the Federal Reserve Board raised short-term interest rates at each meeting it held this year. Notwithstanding these significant headwinds, the economy and the financial markets remained in relatively good shape at the end of the year.

Gross Domestic Product (GDP), the broadest measure of economic activity, grew at an annual rate of 3.2% for the year. 2005 GDP growth was driven mainly by continued momentum from strong consumer spending and business investment. Consumers remained confident due to historically low unemployment (5%) and elevated home prices, while corporate America, with balance sheets as strong as they have ever been, continued business investment despite the end of capital investment incentives.

These favorable economic conditions allowed the financial markets to generally remain positive for the year, irrespective of the numerous challenges noted above. The stock market, as measured by the S&P 500, was up 4.91% for the year and most of the other major equity indices were positive as well. The bond market, as measured by the Lehman Brothers Aggregate Index, was up 2.4% for the year. One might have expected a bigger drop considering the Federal Reserve Board's non-stop escalation of short-term interest rates. However, the 10-year treasury yield finished 2005 only 12 basis points higher than where is started the year and the 30-year bond yield actually finished lower, moderating the loss in the overall bond market.

The dynamic of short and long term interest rates having similar yields is known as a "flattening" of the yield curve and is caused by investors in the bond market believing that inflation is generally under control. This may seem counter-intuitive considering the substantial increases in energy prices, but energy and other commodity prices have far less impact on the rate of inflation than do wage prices. In contrast to rising energy and commodity prices, wage price increases have been moderate, which is a result of enormous technology-driven improvements in productivity.

Since the recession ended in the fourth quarter of 2001, growth in productivity has averaged 3.4% per year, which far exceeds the pace of any period since the 1960s. These improvements in productivity have largely mitigated the inflationary pressures of higher energy prices. Sustaining the current historically low long-term interest rate environment will be greatly dependant on continued increases in productivity. While productivity continues to improve, the rate at which it is improving has slowed over the past couple of years. Given a growing tightness in the labor markets, increases in wage prices may begin to exceed the rate at which productivity is improving and may cause inflationary pressures that lead to higher interest rates.

The growing federal budget and trade deficits are further concern for rising interest rates. Up to this point, foreign purchasers of U.S. Treasury obligations have financed the vast majority of these deficits

CSI Equity Portfolio

                                      2

and mitigated upward pressure on interest rates. The U.S. continues to benefit from a symbiotic relationship with the emerging capitalist countries of the world, where our excessive spending and resultant debt is financed by foreign savings and central banks. For the time being this relationship is likely to continue as China and other Asian countries have a vested interest in financing our purchase of their goods and services. For the year ahead we believe that the financial health of the consumer and corporate America should be sufficient to keep the economy growing, albeit at rate of growth less than we have experienced over the past two years.

Portfolio Discussion

For the year ending December 31, 2005 the CSI Equity Fund was up 4.86%, net of all fund expenses. Before expenses, the Fund's portfolio was up approximately 6.3%, ahead of the 4.91% return of the S&P 500. Our approach to managing the fund is distinctly conservative, the benefits of which have resulted in out-performance of the S&P 500 from inception-to-date for the Fund and especially in down markets.

The performance of the portfolio in 2005 was positively impacted by certain of our holdings in the industrials, healthcare, and energy sectors. However, the portfolio was most positively impacted by our international holdings. These companies represent some of the most respected names in the international markets, many of whom enjoy commanding global market share and presence. At the end of 2005 approximately 27% of the portfolio was invested in the shares of companies domiciled outside of the United States. We have always maintained exposure to the global markets and we will continue to do so in the future.

We are committed to high-quality, industry-leading companies with strong balance sheets and experienced management. The portfolio is well diversified among industries and markets and we believe is well-positioned to benefit from continued economic growth. Further, we believe that the high-quality nature of the portfolio provides protection should the economy and the market fail to meet our short-term expectations.

CSI Equity Portfolio

                                      3

                                    [CHART]

          COMPARISON OF $10,000 INVESTMENT IN CSI EQUITY PORTFOLIO VS.
                LIPPER GLOBAL LARGE CAP CORE INDEX FROM 9/20/02*

                                     Lipper Global Large Cap
            CSI Equity Portfolio            Core Index
            --------------------     -----------------------
 9/20/2002        $10,000                    $10,000
12/31/2002          9,930                     10,272
12/31/2003         12,436                     13,021
12/31/2004         13,757                     14,417
12/31/2005         14,431                     15,533



        Annualized Total Return for the Year ended December 31, 2005**

                             1 Year Since inception 09/20/2002
-                            ------ --------------------------

        CSI Equity Portfolio 4.90%            11.81%
Lipper Global Large Cap Core 7.74%            14.35%

   **The total return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares

   *The Lipper Global Large Cap Core Index is an equally-weighted performance index, adjusted for capital gains distributions and income dividends of the largest 30 qualifying equity funds that invest at least 25% of their portfolio in securities traded outside of the United States and that may own U.S. securities as well.

   (The comparative index is not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

CSI Equity Portfolio

                                      4

CSI Equity Portfolio

Fund Expenses Example

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, July 1, 2005 and held for the period ended December 31, 2005.

Actual Expenses Example
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the year. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Year" to estimate the expenses you paid on your account during this year.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                                         Expenses Paid During Period*
                            Beginning Account Value Ending Account Value     July 1, 2005 through
                                 July 1, 2005        December 31, 2005        December 31, 2005
                            ----------------------- -------------------- ----------------------------
Actual                             $1,000.00             $1,064.86                  $6.51
Hypothetical
(5% return before expenses)        $1,000.00             $1,018.75                  $6.36

*Expenses are equal to the Fund's annualized expense ratio of 1.25%, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 day in the current year.

CSI Equity Portfolio

                                      5

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

                             CSI Equity Portfolio
           Portfolio Holdings by Sector, as Percentage of Net Assets
                                 as of 12/31/05

                Sector                             Persentage of
               Industry                              Net Assets
               --------                            -------------
               Banking                                 14.46
               Beverages                                3.69
               Computer and Peripherals                 3.09
               Computer Software/Services               3.71
               Drug & Medical                           7.43
               Electronics/Equipment                    7.75
               Financial                                5.09
               Food                                     6.70
               Household                                4.21
               Manufacturing                            5.50
               Materials                                1.98
               Oil                                      6.34
               Retail                                   8.90
               Semi-conductors                          1.48
               Telecommunications                       3.57
               Transportation                           8.13
               Utilities                                3.67
               Other assets, net                        4.30





CSI Equity Portfolio

                                      6

                           CSI EQUITY PORTFOLIO FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               December 31, 2005

            Number
            of
            Shares  Description                         Market Value
            ------- -----------                         ------------

                    Common Stocks:               95.70%

                    Banking:                     14.46%
             23,800 Banco De Santander ADR              $    313,922
              5,450 Bank America                             251,518
              9,600 Danske Bank AS*                          338,400
              7,600 DBS Group Holdings ADR                   301,660
              3,300 HSBC Holdings ADR                        265,551
              2,080 National Bank Austria                    247,000
              5,800 Wachovia Corp.                           306,588
              4,000 Wells Fargo & Co.                        251,320
                                                        ------------
                                                           2,275,959
                                                        ------------

                    Beverages:                    3.69%
              6,350 Anheuser Busch Cos.                      272,796
              5,200 Pepsico Inc.                             307,216
                                                        ------------
                                                             580,012
                                                        ------------

                    Computer and Peripherals:     3.09%
             16,000 Cisco Systems, Inc.*                     273,920
              7,050 Dell Computer*                           211,430
                                                        ------------
                                                             485,350
                                                        ------------

                    Computer Software/Services:   3.71%
             10,800 Microsoft Corp.                          282,420
              6,700 SAP ADR                                  301,969
                                                        ------------
                                                             584,389
                                                        ------------

                    Drug and Medical:             7.43%
              7,300 Abbott Laboratories                      287,839
              4,000 Amgen, Inc.*                             315,440
              5,100 Johnson & Johnson                        306,510
             11,100 Pfizer Inc.                              258,852
                                                        ------------
                                                           1,168,641
                                                        ------------

CSI Equity Portfolio

                                      7

             Number
             of
             Shares  Description                       Market Value
             ------- -----------                       ------------

                     Electronics/Equipment:      7.75%
               5,300 Canon Inc. ADR                    $    311,799
               4,050 Emerson Electric Co.                   302,535
               8,400 General Electric Corp.                 294,420
               5,400 Medtronic Inc.                         310,878
                                                       ------------
                                                          1,219,632
                                                       ------------

                     Financial:                  5.09%
               3,800 American International                 259,274
               5,900 1st Data Corp                          253,759
               5,200 State Street Corp                      288,288
                                                       ------------
                                                            801,321
                                                       ------------

                     Food:                       6.70%
               5,200 Diageo PLC ADR                         303,160
               3,900 Nestle S.A. ADR                        290,736
               7,300 Sysco Corp.                            226,665
               3,500 William Wrigley Jr. Company            232,715
                                                       ------------
                                                          1,053,276
                                                       ------------

                     Household:                  4.21%
               1,200 Kao Corporation ADR                    321,274
               5,900 Proctor & Gamble                       341,492
                                                       ------------
                                                            662,766
                                                       ------------

                     Manufacturing:              5.50%
               7,000 Dupont EI                              297,500
               3,900 3M Co.                                 302,250
               4,750 United Technologies                    265,572
                                                       ------------
                                                            865,322
                                                       ------------

                     Materials:                  1.98%
               9,300 BHP Billiton LTD ADR                   310,806
                                                       ------------

                     Oil:                        6.34%
               3,400 BP PLC ADR                             218,348
               4,300 Conocophillips                         250,174
               3,100 Schlumberger Ltd.                      301,165
               1,800 Total Fina ADR                         227,520
                                                       ------------
                                                            997,207
                                                       ------------

CSI Equity Portfolio

                                      8

               Number
               of
               Shares  Description                   Market Value
               ------- -----------                   ------------

                       Retail:                 8.90%
                 9,200 Avon Products                 $    262,660
                 7,000 Bed Bath & Beyond*                 253,050
                 5,800 Costco Wholesale                   286,926
                 8,400 Home Depot Inc.                    340,032
                 5,500 Walmart                            257,400
                                                     ------------
                                                        1,400,068
                                                     ------------

                       Semi-Conductors:        1.48%
                 9,300 Intel Corp.                        232,128
                                                     ------------

                       Telecommunications:     3.57%
                12,300 China Telecom Ltd Adr              295,692
                 5,600 Hutchison Whampoa ADR              266,690
                                                     ------------
                                                          562,382
                                                     ------------

                       Transportation:         8.13%
                 3,350 Fedex Corporation                  346,356
                 4,800 Harley-Davidson                    247,152
                 4,950 Johnson Controls Inc.              360,905
                 3,100 Toyota Motor ADR                   324,322
                                                     ------------
                                                        1,278,735
                                                     ------------

                       Utilities:              3.67%
                 9,500 EON AG ADR                         327,940
                 6,000 FPL Group                          249,360
                                                     ------------
                                                          577,300
                                                     ------------

                       Total Investments:
                       (Cost: $12,789,060)    95.70%   15,055,294
                       Other assets, net       4.30%      676,309
                                             ------- ------------
                       Net Assets            100.00% $ 15,731,603
                                             ======= ============

* Non-income producing

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

See Notes to Financial Statements

CSI Equity Portfolio

                                      9

CSI EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005

Assets
Investments at value (identified cost of $12,789,060) (Note 1)                                 $15,055,294
Cash                                                                                               618,864
Receivable for capital stock sold                                                                   46,200
Dividends receivable                                                                                13,030
Interest receivable                                                                                  1,144
Due from advisor                                                                                     1,290
                                                                                               -----------
Total Assets                                                                                    15,735,822
                                                                                               -----------
Liabilities
  Accrued Expenses                                                                                   4,219
                                                                                               -----------
Total Liabilities                                                                                    4,219
                                                                                               -----------
Net Assets                                                                                     $15,731,603
                                                                                               ===========
Net Assets Consist of:
Paid-in-capital applicable to 1,145,081 no par value shares of beneficial interest outstanding $13,458,919
Undistributed net investment income                                                                  6,448
Accumulated net realized gains on investments                                                            2
Net unrealized appreciation on investments                                                       2,266,234
                                                                                               -----------
Net Assets                                                                                     $15,731,603
                                                                                               ===========
Net Asset Value Per Share
 ($15,731,603 / 1,145,081 shares outstanding)                                                  $     13.74
                                                                                               ===========

See Notes to Financial Statements

CSI Equity Portfolio

                                      10

CSI EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
Year Ended December 31, 2005

   Investment Income
   Income
    Dividends                                              $245,166
    Interest                                                  9,256
                                                           --------
   Total Investment Income                                          $254,422
   Expenses
    Investment advisory fees (Note 2)                       130,214
    Accounting fees (Note 2)                                 14,197
    Custody fees                                              4,615
    Administrative services (Note 2)                         13,414
    Transfer agent fees (Note 2)                              6,170
    Legal and audit fees                                     28,879
    Directors fees                                            9,500
    Chief Compliance Officer                                  1,448
    Insurance                                                 6,335
    Shareholder Services & Reports                            5,370
    Miscellaneous                                            12,148
                                                           --------
    Total expenses                                                   232,290
    Management fee waivers and expenses reimbursed                   (69,116)
                                                                    --------
   Net expenses                                                      163,174
                                                                    --------
   Net investment income                                              91,248
                                                                    --------
   Realized and Unrealized Gain (Loss) on Investments
    Net realized gain on investments                                 312,482
    Net increase in unrealized appreciation on investments           313,434
                                                                    --------
    Net realized and unrealized gain on investments                  625,916
                                                                    --------
    Increase in Net Assets From Operations                          $717,164
                                                                    ========

See Notes to Financial Statements

CSI Equity Portfolio

                                      11

CSI EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                            Year Ended        Year Ended
                                                         December 31, 2005 December 31, 2004
                                                         ----------------- -----------------
Increase (decrease) in net assets
OPERATIONS
 Net investment income                                      $    91,248       $    61,477
 Net realized gain on investments                               312,482            75,939
 Change in unrealized appreciation on investments               313,434           868,860
                                                            -----------       -----------
 Increase in net assets from operations                         717,164         1,006,276
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income                                          (84,837)          (66,061)
 Net realized gains                                            (294,571)         (140,005)
                                                            -----------       -----------
 Decrease in net assets from distributions                     (379,408)         (206,066)
CAPITAL SHARE TRANSACTIONS (NOTE 5)
 Shares sold                                                  4,528,716         3,427,907
 Distributions reinvested                                       379,384           206,066
 Shares redeemed                                               (605,912)       (1,384,552)
                                                            -----------       -----------
 Increase in net assets from capital share transactions       4,302,188         2,249,421
NET ASSETS
Increase during year                                          4,639,944         3,049,631
Beginning of year                                            11,091,659         8,042,028
                                                            -----------       -----------
END OF YEAR                                                 $15,731,603       $11,091,659
                                                            ===========       ===========
(Including undistributed net investment income of $6,448
  and $-, respectively)

See Notes to Financial Statements

CSI Equity Portfolio

                                      12

CSI EQUITY PORTFOLIO
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

                                                           Years Ended December 31,
                                                          -------------------------     Period Ended
                                                            2005     2004     2003   December 31, 2002*
                                                          -------  -------  -------  ------------------
Net asset value, beginning of period                      $ 13.42  $ 12.36  $  9.93       $ 10.00
                                                          -------  -------  -------       -------
Investment activities
  Net investment income (loss)                               0.08     0.05     0.03         (0.00)/1/
  Net realized and unrealized gain (loss) on investments     0.58     1.27     2.47         (0.07)
                                                          -------  -------  -------       -------
Total from investment activities                             0.66     1.32     2.50         (0.07)
                                                          -------  -------  -------       -------
Distributions
  Net investment income                                     (0.08)   (0.08)   (0.02)           --
  Net realized gain                                         (0.26)   (0.18)   (0.05)           --
                                                          -------  -------  -------       -------
Total distributions                                         (0.34)   (0.26)   (0.07)           --
                                                          -------  -------  -------       -------
Net asset value, end of period                            $ 13.74  $ 13.42  $ 12.36       $  9.93
                                                          =======  =======  =======       =======

Total Return                                                4.90%   10.64%   25.22%        (0.70%)
                                                          =======  =======  =======       =======

Ratios/Supplemental Data
Ratio to average net assets/ (A)/
  Expenses /(B)/                                            1.25%    1.25%    1.25%         1.25%**
  Net investment income (loss)                              0.70%    0.67%    0.31%        (0.14%)**
Portfolio turnover rate                                    16.43%    8.91%   24.23%         1.29%
Net assets, end of period (000's)                         $15,732  $11,092  $ 8,042       $ 2,032

 * Commencement of operation was September 20, 2002.
** Annualized
/1/ Less than one cent per share.

/(A)/ Management fee waivers and reimbursement of expenses reduced the expense ratio and increased net investment income ratio by 0.53% for the year ended December 31, 2005, 0.71% for the year ended December 31, 2004, 1.17% for the year ended December 31, 2003 and by 20.8% for the period ended December 31, 2002.

/(B)/ Expense ratio - net reflects the effect of the management fee waivers and reimbursement of expenses.

See Notes to Financial Statements

CSI Equity Portfolio

                                      13

CSI EQUITY PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
December 31, 2005


NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The CSI Equity Portfolio (the "Fund") is a series of The World Insurance Trust (the "Trust") which is registered under The Investment Company Act of 1940, as amended, as an open-end management company. The Fund was established in September 2002 as a series of the Trust. Shares of the CSI Equity Portfolio are not sold to individual investors, and are only offered to various life insurance companies to fund benefits under their variable annuity contracts and variable life insurance policies.

The objective of the Fund is to seek to achieve growth of capital by investing in a diversified portfolio consisting primarily of equity securities and securities convertible into common stock and warrants.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

Valuation Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Trust's Board of Trustees. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Portfolio securities which are primarily traded on foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated into U.S. dollars at the current exchange rate. Other securities for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees. Depositary receipts are valued at the closing price unless the Trust is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate.

Federal Income Taxes The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Security Transactions and Income Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

CSI Equity Portfolio

                                      14

Accounting Estimates In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Reclassification of Capital Accounts Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2005, permanent differences in book and tax accounting have been reclassified by increasing paid in capital by $6,189, increasing undistributed net investment income by $37 and decreasing accumulated realized gains on investments by $6,226.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

Pursuant to an Investment Advisory Agreement, the Advisor, CSI Capital Management, Inc. ("CSI"), provides investment advisory services for an annual fee of 0.65% of the average daily net assets of the Fund. Certain administrative and shareholder services are the responsibility of the Advisor and are sub-contracted to a third party service provider for an annual fee of up to 0.35% of the average daily net assets of the Fund.

Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives 0.10% of average daily net assets. CSS received $13,414 for its services for the period ended December 31, 2005.

The Advisor and CSS, collectively referred to as the "Service Providers", have contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 1.25% of average daily net assets through December 31, 2005. For the year ended December 31, 2005, the Advisor waived fees of $69,116. As of December 31, 2005 the advisor owed $1,290 which was paid in February 2006.

The Service Providers will be entitled to reimbursement of fees waived or remitted by the Service Providers to the Fund. The total amount of reimbursement recoverable by the Service Providers is the sum of all fees previously waived or remitted by the Service Providers to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Service Providers with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of December 31, 2005 was $190,938 and expires as follows:

                             Year Expiring  Amount
                             -------------  ------
                                 2006      $ 56,110
                                 2007        64,976
                                 2008        69,116
                                           --------
                                           $190,202
                                           ========

CSI Equity Portfolio

                                      15

Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $6,170 for its services for the year ended December 31, 2005.

Commonwealth Fund Accounting ("CFA") is the Fund's pricing agent. CFA received $14,197 for its services for the year ended December 31, 2005.

Certain officers and/or directors of the Fund are also officers and/or directors of CSI, CSS, CFA and FSI.

NOTE 3 - INVESTMENTS

The cost of purchases and proceeds from the sales of securities other than short-term notes for the year ended December 31, 2005, were $5,843,353 and $2,032,377, respectively.

NOTE 4 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses. The following distributions were made to shareholders:

                                           Year ended        Year ended
                                        December 31, 2005 December 31, 2004
                                        ----------------- -----------------
    Ordinary income distribution            $ 84,837          $170,060
    Long term capital gain distribution      294,571            36,006
                                            --------          --------
    Total distributions                     $379,408          $206,066
                                            ========          ========

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

             Post-October losses                       $  (18,019)
             Accumulated realized gains on investments     18,021
             Undistributed net investment income            6,448
             Unrealized appreciation                    2,266,234
                                                       ----------
                                                       $2,272,684
                                                       ==========

Under the current tax law, capital losses realized after October 31, prior to the Fund's fiscal year end, may be deferred as occurring on the first day of the following year.

CSI Equity Portfolio

                                      16

Cost for Federal Income tax purpose is $12,789,060 and net unrealized appreciation consists of:

                   Gross unrealized appreciation $2,542,286
                   Gross unrealized depreciation   (276,052)
                                                 ----------
                   Net unrealized appreciation   $2,266,234
                                                 ==========

NOTE 5 - CAPITAL STOCK TRANSACTIONS

Capital stock transactions for the fund were:

                                Year Ended            Year Ended
                            December 31, 2005     December 31, 2004
                           -------------------  ---------------------
                            Shares     Value     Shares      Value
                           -------  ----------  --------  -----------
         Shares sold       335,899  $4,528,716   269,666  $ 3,427,907
         Shares reinvested  27,373     379,384    15,355      206,066
         Shares redeemed   (44,812)   (605,912) (109,043)  (1,384,552)
                           -------  ----------  --------  -----------
         Net increase      318,460  $4,302,188   175,978  $ 2,249,421
                           =======  ==========  ========  ===========

CSI Equity Portfolio

                                      17

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
World Insurance Trust
Richmond, Virginia

     We have audited the accompanying statement of assets and liabilities of The CSI Equity Portfolio, a series of The World Insurance Trust, including the schedule of portfolio investments as of December 31, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period September 20, 2002 (commencement of operations) to December 31, 2002. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of The CSI Equity Portfolio Fund as of December 31, 2005, the results of its operations for the year then ended, the changes in it's net assets for each of the two years in the period then ended and the financial highlights for each of the three years in the period then ended and the period September 20, 2002 to December 31, 2002, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
February 10, 2006

CSI Equity Portfolio

                                      18

The World Insurance Trust
(the "Trust")

SUPPLEMENTAL INFORMATION
(Unaudited)

Information pertaining to the trustees and officers of the Trust is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the trustees and is available without charge upon request by calling (800) 527-9525.

Name, Address and   Position(s) Held with Number of Principal Occupation(s)     Other
Age (1)             the Trust and Tenure  Funds in  During the Past 5           Directorships
                                          the Trust Years                       by Trustees
                                          Overseen                              and Number of
                                                                                Funds in the
                                                                                Complex
                                                                                Overseen
Interested Trustees:
John Pasco, III (2)  Chairman, Trustee,       1     Mr. Pasco is Treasurer      The World
8730 Stony Point     President and                  and a Director of           Funds, Inc. - 9
Parkway              Treasurer since                Commonwealth                Funds
Suite 205            March, 2002                    Shareholder Services,
Richmond, VA 23235                                  Inc. ("CSS"), the Trust's
(60)                                                Administrator, since
                                                    1985; President and
                                                    Director of First
                                                    Dominion Capital Corp.
                                                    ("FDCC"), the Trust's
                                                    underwriter; Director
                                                    and shareholder of Fund
                                                    Services, Inc., the Trust's
                                                    Transfer and Disbursing
                                                    Agent since 1987;
                                                    President and Treasurer
                                                    of Commonwealth
                                                    Capital Management,
                                                    Inc. since 1983;
                                                    President of
                                                    Commonwealth Capital
                                                    Management, LLC, the
                                                    to the advisor to the
                                                    GenomicsFund series of
                                                    the World Funds, Inc.
                                                    since December, 2000;
                                                    Shareholder of
                                                    Commonwealth Fund
                                                    Accounting, Inc., which
                                                    provides bookkeeping
                                                    services to the Trust. Mr.
                                                    Pasco is also a certified
                                                    public accountant.

CSI Equity Portfolio

                                      19

Name, Address and    Position(s) Held with Number of Principal Occupation(s)   Other
Age (1)              the Trust and Tenure  Funds in  During the Past 5         Directorships
                                           the Trust Years                     by Trustees
                                           Overseen                            and Number of
                                                                               Funds in the
                                                                               Complex
                                                                               Overseen
Non-Interested Trustees:
Samuel Boyd, Jr.         Trustee since         1     Mr. Boyd is Manager of    The World
10808 Hob Nail Court     April, 2002                 the Customer Services     Funds, Inc. - 9
Potomac, MD 20854                                    Operations and            Funds;
(65)                                                 Accounting Division of    Satuit Capital
                                                     the Potomac Electric      Management
                                                     Power Company since       Trust - 1 Fund
                                                     August, 1978; Director
                                                     of The World Funds,
                                                     Inc., a registered
                                                     investment company,
                                                     since May, 1997; a
                                                     Trustee of Satuit Capital
                                                     Management Trust, a
                                                     registered investment
                                                     company, since October,
                                                     2002; and a Trustee of
                                                     Janus Advisor Series
                                                     Trust, a registered
                                                     investment company,
                                                     from September, 2003 to
                                                     May, 2005. Mr. Boyd is
                                                     also a certified public
                                                     accountant.
William E. Poist         Trustee since         1     Mr. Poist is a financial  The World
5272 River Road          April, 2002                 and tax consultant        Funds, Inc. - 9
Bethesda, MD 20816                                   through his firm          Funds;
(66)                                                 Management Funds          Satuit Capital
                                                     Consulting for            Management
                                                     Professionals since 1968; Trust - 1 Fund
                                                     Director of The World
                                                     Funds, Inc., a registered
                                                     investment company,
                                                     since May, 1997; and a
                                                     Trustee of Satuit Capital
                                                     Management Trust, a
                                                     registered investment
                                                     company, since
                                                     February, 2004. Mr.
                                                     Poist is also a certified
                                                     public accountant.

CSI Equity Portfolio

                                      20

Name, Address and       Position(s) Held with Number of Principal Occupation(s)   Other
Age (1)                 the Trust and Tenure  Funds in  During the Past 5         Directorships
                                              the Trust Years                     by Trustees
                                              Overseen                            and Number of
                                                                                  Funds in the
                                                                                  Complex
                                                                                  Overseen
Non-Interested Trustees (continued):
Paul M. Dickinson          Trustee since         1      Mr. Dickinson is          The World
8704 Berwickshire Drive    April, 2002                  President of Alfred J.    Funds, Inc. - 9
Richmond, VA 23229                                      Dickinson, Inc. Realtors  Funds;
(58)                                                    since April, 1971; and    Satuit Capital
                                                        Director of The World     Management
                                                        Funds, Inc., a registered Trust - 1 Fund
                                                        investment company,
                                                        since May, 1997; and a
                                                        Trustee of Satuit Capital
                                                        Management Trust, a
                                                        registered investment
                                                        company, since
                                                        February, 2004.
Joseph F. Mastoloni (3)    Trustee since         1      Mr. Mastoloni has         N/A
450 Park Avenue            April, 2002                  served as Compliance
New York, NY 10022                                      Officer of Vontobel
(42)                                                    Asset Management, Inc.,
                                                        a registered investment
                                                        adviser, since May 1994
                                                        and was appointed as
                                                        Vice President in July,
                                                        1999.
Officers:
F. Byron Parker, Jr.       Secretary since       N/A    Mr. Parker is Secretary   N/A
1500 Forest Avenue         April, 2002                  of CSS and FDCC since
Suite 222                                               1986; Secretary of The
Richmond, VA 23229                                      WorldFunds, Inc., a
(62)                                                    registered investment
                                                        company, since May,
                                                        1997; and partner in the
                                                        law firm Parker and
                                                        McMakin.

CSI Equity Portfolio

                                      21

Name, Address and       Position(s) Held with   Number of Principal Occupation(s)    Other
Age (1)                 the Trust and Tenure    Funds in  During the Past 5          Directorships by
                                                the Trust Years                      Trustees
                                                Overseen                             and Number of
                                                                                     Funds in the
                                                                                     Complex
                                                                                     Overseen
Officers (continued):
Leland H. Faust(4)      President of the CSI       N/A    Mr. Faust is Chairman            N/A
110 El Paseo            Equity Portfolio, since           of CSI Capital
Santa Barbara, CA 93101 April, 2002                       Management, Inc., the
(59)                                                      adviser to the CSI Equity
                                                          Portfolio series of the
                                                          Trust, since 1978. Mr.
                                                          Faust is also a Partner in
                                                          the law firm Taylor &
                                                          Faust, since September,
                                                          1975.

(1) Unless otherwise indicated, each trustee or officer may be contacted by writing the trustee or officer, c/o The World Insurance Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia, 23235.

(2) Mr. Pasco is considered to be an "interested person" of the Trust, as that term is defined in the "1940 Act". Mr. Pasco is an interested person because:
(1) he is an officer of the Trust; (2) he owns FDCC, the principal underwriter of the Trust; and (3) he owns or controls several of the Trust's various service providers.

(3) Mr. Mastoloni is not an "interested person" of the Trust, as that term is defined in the 1940 Act. However, Mr. Mastoloni is an "interested person", as that term is defined in the 1940 Act, of another registered investment company that has the same principal underwriter as the Trust, because he is an employee of the adviser to such other registered investment company.

(4) Affiliated with the adviser to a portfolio of the Trust.

Each trustee holds office for an indefinite term and until the earlier of: the Trust's next annual meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration and Certificate of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

CSI Equity Portfolio

                                      22

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC's website at www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ADVISORY CONTRACT RENEWAL

At a meeting of the Board of Trustees held on November 15, 2005, the Board of Trustees of the company, including the Trustees of the Company who are not "interested persons" of the company, as that term is defined in the 1940 Act (the "Independent Trustees"), unanimously re-approved an investment advisory agreement (the "Advisory Agreement") between the Company, on behalf of the fund, and CSI Capital Management, Inc. (the "Advisor").

With respect to the re-approval of the Advisory Agreement, the Board considered the following factors: (i) the terms and conditions of the Advisory Agreement;
(ii) the proposed fees; (iii) the nature, quality and extent of the services to be provided under the Advisory Agreement; (iv) information concerning the Advisor, including information on the qualifications and experience of the investment manager; (v) information on the profitability of the Advisor;
(vi) the code of ethics, proxy voting policies and written compliance procedures of the Advisors; (vii) comparative industry data on the performance, fee levels and expense ratios of the Fund and its competitors.

After consideration of all of this information and such other items as the Independent Trustees deemed appropriate, the Board concluded that the Advisory Agreement contained terms, including the provision for fees that were fair and reasonable to the Fund. The Trustees, including a majority of the Independent Trustees of the Company, unanimously approved the Advisory Agreement.

LONG TERM CAPITAL GAINS DIVIDENDS

The Fund designated Long-Term Capital Gain dividends of $294,571 pursuant to
Section 852(b)(3) of the Internal Revenue Code for the year ended December 31, 2005.

CSI Equity Portfolio

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $6,000 for 2004 and $8,000 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,000 for 2004 and $2,000 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2004 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the CSI Equity Portfolio.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) 0

                           (c) NA

                           (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable.


ITEM 6.  [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

         Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

         Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:       The World Insurance Trust

By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 13, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:          /s/ John Pasco, III
                                    ----------------------
                                    John Pasco, III
                                    Chief Executive Officer
                                    (principal executive officer)

Date:             March 13, 2006


By (Signature and Title)*:          /s/John Pasco, III
                                    --------------------
                                    John Pasco, III, Chief Financial Officer
                                    (principal financial officer)

Date:             March 13, 2006


     * Print the name and title of each signing officer under his or her signature.